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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ________________________________
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Breeden
        -------------------
Title:  Chairman
        -------------------
Phone:  (203) 618-0065
        -------------------

Signature, Place, and Date of Signing:

/s/ Richard C. Breeden          Greenwich, CT              August 15, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $1,137,697
                                         (thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                        FOR QUARTER ENDED JUNE 30, 2011

                 Title of           Value (x Shrs or prn SH/ Put/ Investment  Other
Name of Issuer    Class     CUSIP    $1000)      amt     PRN Call Discretion Managers    Voting Authority
--------------   -------- --------- -------- ----------- --- ---- ---------- -------- ----------------------
                                                                                            Sole Shared None
                                                                                      ---------- ------ ----
AIRGAS INC         COM    009363102  75,342   1,075,703  SH          SOLE              1,075,703
AMERICAN
SCIENCE & ENGR
INC                COM    029429107   2,790      34,874  SH          SOLE                 34,874
AON CORP           COM    037389103  79,633   1,552,299  SH          SOLE              1,552,299
BLOCK H & R INC    COM    093671105 213,206  13,292,143  SH          SOLE             13,292,143
CASEYS GEN
STORES INC         COM    147528103  14,046     319,225  SH          SOLE                319,225
DUN &
BRADSTREET
CORP DEL NE        COM    26483E100  78,318   1,036,780  SH          SOLE              1,036,780
EMCOR GROUP
INC                COM    29084Q100  66,116   2,255,751  SH          SOLE              2,255,751
FLOWSERVE
CORP               COM    34354P105  76,179     693,231  SH          SOLE                693,231
HELMERICH &
PAYNE INC          COM    423452101 109,873   1,661,718  SH          SOLE              1,661,718
IRON MTN INC       COM    462846106  81,409   2,388,061  SH          SOLE              2,388,061
RSC HOLDINGS
INC                COM    74972L102  52,975   4,429,361  SH          SOLE              4,429,361
STANLEY
BLACK &
DECKER INC         COM    854502101  43,323     601,295  SH          SOLE                601,295
STERIS CORP        COM    859152100 177,255   5,067,321  SH          SOLE              5,067,321
WHIRLPOOL
CORP               COM    963320106  33,993     418,017  SH          SOLE                418,017
ZALE CORP NEW      COM    988858106  33,238   5,935,414  SH          SOLE              5,935,414